Related-Party Transactions - Stock options (Details)		12 Months Ended
	Sep. 12, 2017	Dec. 31, 2019 EUR (€) Options USD ($) item € / shares shares	Dec. 31, 2018 EUR (€) Options € / shares	Dec. 31, 2017 EUR (€) Options € / shares
Sofinnova Capital VII FCPR
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		2,764,194
Mr. Dinko Valerio
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		693,420
Number of options outstanding		130,843
Number of options granted		14,918	27,500	32,164
Exercise price of options granted | € / shares		€ 13.78	€ 2.74	€ 4.65
Number of tranches | item		4
Vesting percentage of options		25.00%
Borrowings, interest rate	8.00%
Vesting period	36 months
Period after which unconverted loans become payable on demand	24 months
Ms. Alison Lawton
Transactions between the Company and related parties
Number of options outstanding		111,391
Number of options granted		14,918	27,500	32,164
Exercise price of options granted | € / shares		€ 13.78	€ 2.74	€ 4.65
Number of tranches | item		4
Vesting percentage of options		25.00%
Mr. James Shannon
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		61,538
Number of options outstanding		107,651
Number of options granted		14,918	27,500	32,164
Exercise price of options granted | € / shares		€ 13.78	€ 2.74	€ 4.65
Number of tranches | item		4
Vesting percentage of options		25.00%
Mr. Bart Filius
Transactions between the Company and related parties
Number of options outstanding | $		12,755
Number of options granted		12,755
Exercise price of options granted | € / shares		€ 10.47
Number of tranches | item		4
Vesting percentage of options		25.00%
Ms. Theresa Heggie
Transactions between the Company and related parties
Number of options outstanding		13,334
Number of options granted		13,334
Exercise price of options granted | € / shares		€ 8.00
Number of tranches | item		4
Vesting percentage of options		25.00%
Mr. D.A. de Boer
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		705,309
Number of options outstanding		1,081,815
Number of options granted		253,192	379,285	239,717
Exercise price of options granted | € / shares		€ 13.78	€ 2.74	€ 4.65
Bonus based on goals realized | €		€ 273,000	€ 281,000	€ 217,000
Vesting period		4 years
Weighted average contractual life of options		7 years 6 months
Mr. R.K. Beukema
Transactions between the Company and related parties
Bonus based on goals realized | €			€ 134,000	€ 113,000